Taxation	12 Months Ended
Dec. 31, 2011
TAXATION [Abstract]
TAXATION

6. TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The Group's subsidiaries incorporated in Hong Kong were subject to a 16.5% tax rate for the years ended December 31, 2009, 2010 and 2011, respectively. No Hong Kong profit tax has been provided as the Group did not have assessable profit that was earned in or derived from Hong Kong subsidiaries during the years presented.

Singapore

Games International is subject to income tax on taxable income as reported in its statutory financial statements adjusted in accordance with Singapore income tax legislation. Games International was subject to a income tax rate of 17% for the years ended December 31, 2009, 2010 and 2011.

China

In March 2007, the Chinese government enacted the Corporate Income Tax Law and promulgated Implementing Regulations for the PRC Corporate Income Tax Law. The law and regulations went into effect on January 1, 2008. The Corporate Income Tax Law, among other things, imposes a unified income tax rate of 25% for both domestic and foreign invested enterprises. The Corporate Income Tax Law provides a five-year transitional period for those entities established before March 16, 2007, which enjoyed a favorable income tax rate of less than 25% under the previous income tax laws and rules, to gradually shift to a tax rate of 25%.

On April 14, 2008, relevant governmental regulatory authorities released qualification criteria, application procedures and assessment processes for "high and new technology enterprises", which will be entitled to a favorable statutory tax rate of 15%. On July 8, 2008, relevant governmental regulatory authorities further clarified that new technology enterprises previously qualified under the previous income tax laws and rules as of December 31, 2007 would be allowed to enjoy grandfather treatment for their unexpired tax holidays, on condition that they have been re-approved for "high and new technology enterprise" status under the regulations released on April 14, 2008. An enterprise's qualification as a "high and new technology enterprise" is re-assessed by the relevant PRC governmental authorities every three years.

In December 2008, Shengqu, Shanghai Shulong and Chengdu Aurora were recognized as "high and new technology enterprises". Accordingly, these entities are entitled to a preferential tax rate of 15% for three years, which is effective retroactively from January 1, 2008. Lansha was also recognized as a high and new technology enterprise in 2010. In addition, as Shengqu also qualified as a key national software enterprise for the year of 2008 and 2009, it was subject to a preferential income tax rate of 10% for these two years. Shengqu did not qualify as a key national software enterprise in 2010 and 2011 and was subject to the 15% high and new technology enterprise income tax rate in 2010 and 2011.

In 2011, Shengqu and Chengdu Aurora were approved to be qualified for the "high and new technology enterprises" and are entitled to a preferential tax rate of 15% for the years of 2011, 2012 and 2013. In addition, as Chengdu Aurora is also qualified as "software development enterprise", it was granted a three year 50% enterprise income tax ("EIT") reduction ("tax holiday") on its taxable income with a preferential income tax rate of 12.5% for the years of 2009, 2010 and 2011. Shanghai Shulong was subject to 25% income tax rate in 2011.

In April 2010, Shengji, as "a software development enterprise", was granted a two-year EIT exemption and followed by a three year 50% EIT reduction on its taxable income, which is effective retroactively from January 1, 2009. Accordingly, Shengji was subject to a preferential income tax rate of 0% for the years ended December 31, 2009 and 2010, and subject to 12.5% for the years of 2011, 2012 and 2013.

The Corporate Income Tax Law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China, which were exempted under the previous income tax laws and rules. Holding companies in Hong Kong, for example, are subject to a 5% withholding tax rate. All foreign invested enterprises are subject to withholding tax on dividend distributions effective from January 1, 2008. Shengqu distributed profit to its immediate holding company in Hong Kong in the fourth quarter of 2009 and a withholding tax was accrued based on a 5% withholding tax rate with amount of RMB69.6 million. The Group accrued no withholding tax in the year of 2010 as there were no dividend distributions planned for the year ended December 31, 2010. As of December 31, 2011, in light of the special dividend declared to shareholders described in Note 2(29) and the necessity of distributing a portion of accumulated profits for such dividend, a withholding tax was accrued based on a 5% tax rate with the amount of RMB116.5 million for all the undistributed profits in the PRC subsidiaries.

Korea

Actoz and Eyedentity are subject to income tax on taxable income as reported in their statutory financial statements adjusted in accordance with the Corporate Income Tax Law of the Republic of Korea (the "Korea Income Tax Laws"). Under the Korean Income Tax Laws, corporations were subject to a tax rate of 12.1% for the year ended December 31, 2009 (or 24.2% if the corporation's taxable income was greater than KRW200 million for such year); 11% for the year ended December 31, 2010 and 2011 (or 24.2% if the corporation's taxable income was greater than KRW200 million for such year). The foregoing tax rates include resident tax surcharges in accordance with the Korea Income Tax Laws and local tax laws. Actoz was subject to a tax rate of 24.2% in 2009, 2010 and 2011.

Under the Special Tax Treatment Control Law of Korea, Eyedentity, as a small and medium-sized venture company, was entitled to a 50% reduction in corporate income tax on its taxable income. However, after acquisition of Eyedentity, Eyedentity no longer qualified as a small and medium-sized venture company and was subject to the standard statutory corporate income tax rate. Eyedentity was subject to a tax rate of 24.2% in 2010 and 2011.

Pursuant to the Korea Income Tax Laws, dividends distributed by a foreign invested enterprise to its immediate holding company outside Korea will be subject to a 15% withholding tax, unless any such foreign investor's jurisdiction of incorporation has a tax treaty with Korea that provides for a different withholding arrangement. According to the Korea and Singapore Taxation Arrangement, dividends paid by a foreign invested enterprise in Korea to its direct holding company in Singapore will be subject to withholding tax at a rate of no more than 10%. (if the foreign investor owns directly at least 25% of the shares of the foreign invested enterprise.) Eyedentity planned to distribute dividends to its immediate holding company in Singapore in 2012, and a withholding tax was accrued on a 10% withholding tax rate with amount of RMB17.5 million as of December 31, 2011.

United States

Mochi is subject to income tax on taxable income determined in accordance with the Internal Revenue Code of the United States.

Composition of income tax expense

Earnings before income taxes for the years ended December 31, 2009, 2010, and 2011 were taxed within the following jurisdictions:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
PRC mainland entities	1,980,862	1,640,669	1,662,221
Non-PRC mainland entities	(50,579)	(30,274)	119,050

Total	1,930,283	1,610,395	1,781,271

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income during the years ended December 31, 2009, 2010 and 2011 are as follows:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Current income tax expense
PRC mainland entities	286,085	237,793	302,621
Non-PRC mainland entities	72,019	72,325	98,441

Total	358,104	310,118	401,062

Deferred income tax expense (benefit)
PRC mainland entities	(25,511)	4,584	(14,962)
Non-PRC mainland entities	26,448	(14,350)	(34,800)

Total	937	(9,766)	(49,762)

Withholding tax
PRC mainland entities	-	-	-
Non-PRC mainland entities	69,635	-	133,978

Total	69,635	-	133,978

Income tax expense
PRC mainland entities	260,574	242,377	287,659
Non-PRC mainland entities	168,102	57,975	197,619

Total	428,676	300,352	485,278

Reconciliation of the differences between statutory tax rate and the effective tax rate

The reconciliations between the statutory EIT rate and the Group's effective tax rate for the years ended December 31, 2009, 2010 and 2011 are as follows:

	For the years ended December 31,
	2009	2010	2011
Statutory income tax rate	25%	25%	25%
Tax differential from statutory rate applicable to PRC subsidiaries and the VIEs	(12)%	(7)%	(7)%
Tax differential from statutory rate applicable to overseas subsidiaries	-	-	-
Enacted tax rate change	-	-	-
Effect of tax holidays	-	(5)%	(1)%
Effect of withholding taxes	4%	-	8%
Effect of change in valuation allowance	4%	4%	1%
Non-deductible expenses incurred in PRC	1%	1%	1%
Others	-	1%	-

Effective income tax rate	22%	19%	27%

Tax holidays, as included in the reconciliation table above and the tabular disclosure below, specifically refer to the 50% EIT reductions described for certain entities in the "China" section of this Note. The aggregate amount and per share effect of the tax holidays are as follows:

	For the years ended December 31,
	2009	2010	2011
(in thousands, except per share data)	RMB	RMB	RMB
Aggregate effect	-	84,367	25,463
Basic ordinary share effect	-	0.15	0.04
Diluted ordinary share effect	-	0.15	0.04

Significant components of deferred tax assets and deferred tax liabilities are as follows:

	December 31, 2010	December 31, 2011
	RMB	RMB
Deferred tax assets
Licensing fees and related costs and deferred revenues	29,268	31,317
Other temporary differences	69,693	80,634
Foreign tax credits of Actoz and Eyedentity	156,940	174,938
Development costs	10,755	3,433
Less: Valuation allowance	(180,169)	(189,219)

Total deferred tax assets, net of valuation allowance	86,487	101,103

Deferred tax liabilities
Intangible assets arising from business combinations	297,200	260,186
Withholding taxes	69,684	72,910

Total deferred tax liabilities	366,884	333,096

Movement of valuation allowances

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of year	41,610	123,949	180,169
Current year additions	82,339	56,220	9,050

Balance at end of year	123,949	180,169	189,219

Valuation allowances have been provided on the net deferred tax assets due to the uncertainty surrounding their realization. As of December 31, 2009, 2010 and 2011, the majority of valuation allowances were provided because it was more likely than not that the Group would not be able to utilize certain foreign tax credit carry forwards generated by a subsidiary. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will increase net income when those events occur.

As of December 31, 2011, total tax credit carry forwards of KRW12,907 million (equivalent to RMB70.3 million), KRW9,560 million (equivalent to RMB52.0 million) and KRW9,014 million (equivalent to RMB49.1 million) will expire in 2015, 2016 and 2017, respectively.